Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$19,798,317.05	0.6983533	$9,339,013.10	0.3294185	$10,459,303.95
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$63,478,317.05	0.0426536	$53,019,013.10	0.0356256	$10,459,303.95

Weighted Avg. Coupon (WAC)	4.32%		4.35%
Weighted Avg. Remaining Maturity (WARM)	15.10		14.33
Pool Receivables Balance	$94,657,582.67		$84,118,836.30
Remaining Number of Receivables	21,216		20,332

Adjusted Pool Balance	$94,132,061.41		$83,672,757.46

III. COLLECTIONS

Principal:
Principal Collections	$10,384,781.41
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$228,335.73
Total Principal Collections	$10,613,117.14

Interest:
Interest Collections	$334,153.17
Late Fees & Other Charges	$40,084.00
Interest on Repurchase Principal	$-
Total Interest Collections	$374,237.17

Collection Account Interest	$2,904.37
Reserve Account Interest	$1,177.61
Servicer Advances	$-

Total Collections	$10,991,436.29

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$10,991,436.29
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,991,436.29

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$78,881.32	$-	$78,881.32	$78,881.32
Collection Account Interest					$2,904.37
Late Fees & Other Charges					$40,084.00
Total due to Servicer					$121,869.69

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$18,643.42		$18,643.42	$18,643.42

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$10,801,783.18

7. Regular Principal Distribution Amount:					$10,459,303.95

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$10,459,303.95		$10,459,303.95
Class C Notes Total:		$-		$-
Total Noteholders Principal		$10,459,303.95		$10,459,303.95

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					342,479.23

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$525,521.26
Beginning Period Amount	$525,521.26
Current Period Amortization	$79,442.42
Ending Period Required Amount	$446,078.84
Ending Period Amount	$446,078.84
Next Distribution Date Amount	$374,840.78

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	51
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	32.56%	36.64%	36.64%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.85%	19,895	96.75%	$81,386,041.55
30 - 60 Days	1.85%	376	2.82%	$2,370,110.17
61 - 90 Days	0.26%	52	0.37%	$308,227.90
91-120 Days	0.04%	9	0.06%	$54,456.68
121 + Days	0.00%	0	0.00%	$-
Total		20,332		$84,118,836.30

Delinquent Receivables 30+ Days Past Due
Current Period	2.15%	437	3.25%	$2,732,794.75
1st Preceding Collection Period	2.23%	474	3.21%	$3,042,446.03
2nd Preceding Collection Period	2.51%	551	3.72%	$3,904,975.32
3rd Preceding Collection Period	2.64%	598	3.91%	$4,512,243.34
Four-Month Average	2.38%		3.52%

Repossession in Current Period		16		$85,973.34
Repossession Inventory		37		$51,230.26

Current Charge-Offs
Gross Principal of Charge-Offs				$153,964.96
Recoveries				$(228,335.73)
Net Loss				$(74,370.77)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.94%

Average Pool Balance for Current Period				$89,388,209.49

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.00%
1st Preceding Collection Period				-0.20%
2nd Preceding Collection Period				0.68%
3rd Preceding Collection Period				0.19%
Four-Month Average				-0.08%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	19	2,608	$36,360,495.37
Recoveries	27	2,415	$(23,945,825.00)
Net Loss			$12,414,670.37
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	10	2,116	$12,603,900.81
Average Net Loss for Receivables that have experienced a Net Loss			$5,956.47

Principal Balance of Extensions			$302,017.84
Number of Extensions			45

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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